Stock-Based Compensation (Narrative) (Details)	12 Months Ended
Feb. 28, 2017 CAD shares
Stock-based Compensation 1	0
Stock-based Compensation 2	CAD 3.29
Stock-based Compensation 3 | shares	25,000
Stock-based Compensation 4	CAD 3.40
Stock-based Compensation 5	32,570
Stock-based Compensation 6	0
Stock-based Compensation 7	83,880
Stock-based Compensation 8	CAD 16,236